Other disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Expensed in the Income statement

Share-based payment
Expensed in the income statement DKK million	2019	2018	2017

Restricted stock units to employees	48	204	169
Long-term share-based incentive programme (Management Board)[1]	86	48	19
Long-term share-based incentive programme (management group below Management Board)	195	145	102
Shares allocated to individual employees	34	17	2

Share-based payment expensed in the income statement	363	414	292

1. In 2017 Novo Nordisk introduced, for the first time, a share-based compensation programme with terms which amortises the grant date valuation over four years. The 2019 expense includes amortisation of the 2017, 2018 and 2019 programmes.

General Terms and Conditions of Launched Programmes

General terms and conditions of launched programmes
	Restricted stock units to employees			Shares for Management Board			Shares for Management group below Management Board

	2019	2018	2017	2019	2018	2017	2019	2018	2017

Number of shares awarded in the year	2,148,580	—	—	508,398	411,090	356,195	1,300,333	1,114,455	761,826
Value per share at launch (DKK)	307	—	—	298	280	213	298	280	213
Vesting period	3.5 years	—	—	3 years	3 years	3 years	3 years	3 years	3 years
Allocated to recipients	Feb 2023			Feb 2023	Feb 2022	Feb 2021	Feb 2023	Feb 2022	Feb 2021
Total market value at launch (DKK million)	660	—	—	152	115	76	387	312	162
Amortisation period of the programme	2019 to 2023	—	—	2019 to 2022	2018 to 2021	2017 to 2020	2019 to 2022	2018 to 2021	2017 to 2020

Outstanding Restricted Stock

Outstanding restricted stock units	2019	2018

Outstanding at the beginning of the year	5,584,019	4,833,882
Released restricted stock units to employees	(1,431,192)	(35,180)
Released shares allocated to Management in 2015	(1,040,593)	(764,474)
Released shares allocated to individual employees	(81,873)	(25,883)
Cancelled allocated shares	(262,596)	(209,308)
Allocated restricted stock units to employees	2,148,580	100,000
Shares allocated to Management in the year	1,808,731	1,525,545
Shares allocated to individual employees in the year	154,122	159,437

Outstanding at the end of the year	6,879,198	5,584,019

Outstanding restricted stock units	Issued[1]	Released (accumulated)	Cancelled (accumulated)	Outstanding	Value at launch date DKK million	Vesting date

Restricted stock units to employees
2016 Restricted stock units	1,565,411	(1,475,572)	(89,839)	—	508	Q1 2019
2019 Restricted stock units	2,148,580	—	—	2,148,580	660	Q1 2023

Outstanding restricted stock units to employees	3,713,991	(1,475,572)	(89,839)	2,148,580

Shares allocated to Management Board
2015 Shares allocated to joint pool	378,943	(378,421)	(522)	—	108	Q1 2019
2016 Shares allocated to joint pool	96,705	—	(1,623)	95,082	29	Q1 2020
2017 Shares allocated to joint pool	356,195	—	(24,608)	331,587	76	Q1 2021
2018 Shares allocated	411,090	—	(20,077)	391,013	115	Q1 2022
2019 Shares allocated	508,398	—	—	508,398	152	Q1 2023

Outstanding shares for Management Board	1,751,331	(378,421)	(46,830)	1,326,080

Shares allocated to pools for management group below Management Board
2015 Shares allocated	879,988	(662,172)	(217,816)	—	251	Q1 2019
2016 Shares allocated	224,055	—	(49,574)	174,481	68	Q1 2020
2017 Shares allocated	761,826	—	(100,098)	661,728	162	Q1 2021
2018 Shares allocated	1,114,455	—	(77,812)	1,036,643	312	Q1 2022
2019 Shares allocated	1,300,333	—	—	1,300,333	387	Q1 2023

Outstanding shares for Management group below Management Board	4,280,657	(662,172)	(445,300)	3,173,185
Shares allocated to individual employees	323,170	(81,873)	(9,944)	231,353	75	2020-2023

Outstanding at the end of 2019	10,069,149	(2,598,038)	(591,913)	6,879,198

All restricted stock units and shares allocated to Management are hedged by treasury shares.

Contractual Obligations and Recognised Non-Current Debt
Total contractual obligations and recognised non-current debt can be specified as follows (payments due by period):

2019
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	13	26	25	1,270	1,334
Leases (note 4.2)	847	1,424	734	1,140	4,145

Total obligations recognised in the balance sheet	860	1,450	759	2,410	5,479

Leases[1]	128	229	199	376	932
Research and development obligations	2,600	3,258	1,493	29	7,380
Research and development - potential milestone payments[3]	300	1,023	1,009	2,403	4,735
Commercial product launch - potential milestone payments[3]	—	—	—	3,468	3,468
Purchase obligations relating to investments in property, plant and equipment	172	—	—	—	172
Other purchase obligations	5,695	2,989	1,175	621	10,480

Total obligations not recognised in the balance sheet	8,895	7,499	3,876	6,897	27,167

Total contractual obligations	9,755	8,949	4,635	9,307	32,646

2018
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	13	25	25	1,193	1,256

Total obligations recognised in the balance sheet	13	25	25	1,193	1,256

Operating leases[2]	1,007	1,463	915	1,511	4,896
Research and development obligations	2,014	1,715	968	75	4,772
Research and development - potential milestone payments[3]	550	833	818	2,091	4,292
Commercial product launch - potential milestone payments[3]	—	—	—	2,591	2,591
Purchase obligations relating to investments in property, plant and equipment	1,875	—	—	—	1,875
Other purchase obligations	4,392	2,536	1,095	406	8,429

Total obligations not recognised in the balance sheet	9,838	6,547	3,796	6,674	26,855

Total contractual obligations	9,851	6,572	3,821	7,867	28,111

1.	Predominantly relates to estimated variable property taxes, leases committed not yet commenced and low value assets.

2.	There were no material finance lease obligations in 2018.

3.	Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.

Other Guarantees and Security for Debt

DKK million	2019	2018

Other guarantees
Other guarantees primarily relate to performance guarantees issued by Novo Nordisk	906	973

Material Transactions with Related Parties
The Group has had the following material transactions with related parties:

DKK million	2019	2018	2017

Novo Holdings A/S
Purchase of Novo Nordisk B shares	4,894	4,207	—
Sale of NNIT B shares	—	(368)	—
Dividend payment to Novo Holdings A/S	5,580	5,496	5,330

NNIT Group
Services provided by NNIT	941	1,052	1,231
Dividend payment from NNIT	(20)	(19)	(26)

Novozymes Group
Services provided by Novo Nordisk	(132)	(115)	(145)
Services provided by Novozymes	103	121	163

CS Solar Fund XIV
Purchase of shares by Novo Nordisk	97	—	—
Liability for capital commitment	389	—	—
Distribution by CS Solar Fund XIV	(385)	—	—

Schedule of Auditors' Remuneration

DKK million	2019	2018	2017

Statutory audit	26	25	24
Audit-related services	4	3	4
Tax advisory services	11	11	10
Other services	4	3	5

Total fee to statutory auditors	45	42	43

Schedule of Companies Included in Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity

Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by region

North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Holdings Inc., United States	100				•
Novo Nordisk Pharmaceutical Industries LP, United States	100		•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•
Novo Nordisk Pharma, Inc., United States	100	•

International Operations
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•

Region Japan & Korea
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•

Region Europe
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Biopharm Limited, Ireland	100	•		•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk S.P.A., Italy	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, Macedonia	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Scandinavia AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•
Ziylo Limited, United Kingdom	100			•

Company and country	Percentage of shares owned	Activity

Region AAMEO
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (Business Area) Sdn Bhd, Malaysia	100				•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Investment Pte Limited, Singapore	100				•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	93	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZ-LLC, United Arab Emirates	100	•

Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Region Latin America
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Panama S.A., Panama	100				•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•

Other subsidiaries and associated companies
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
Churchill Stateside Solar Fund XIV, LLC, United States	99				•